Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2017
Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	May 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
Rational Dividend Capture Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL DIVIDEND CAPTURE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return on investment, with dividend income an important component of that return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 75 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual periods only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in dividend-paying stocks. The dividend-paying stocks in which the Fund may invest include common stock, preferred stocks, real estate investment trusts (“REITs”), business development companies (“BDCs”) and master limited partnerships (“MLPs”). The Fund may invest in these securities either directly or indirectly through investment in exchange traded funds (“ETFs”).

The Fund generally invests in U.S. corporations with market capitalizations of $2 billion or more. Quantitative and fundamental analysis is used to select high quality dividend paying stocks. The analysis is focused on the sustainability of the dividend, the growth and the valuation of the stock versus its historical valuation and the future prospects. The Advisor selects stocks that rank most highly based on the combination of these characteristics. Positions are sold when they no longer rank favorably or when they no longer provide the targeted risk adjusted returns.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in dividend-paying stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Management Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

Manager Risk. The portfolio manager’s judgment about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired result.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Medium (Mid) Capitalization Stock Risk. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

MLP and MLP-Related Securities Risk. Investments in MLPs and MLP-related securities involve risks different from those on investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

• MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to a MLP that is not taxed as a corporation.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stocks. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payment. Issuers of securities may redeem their securities prior to maturity at a price below their current market value.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Underlying Fund Risk. Other investment companies including ETFs and BDCs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, by the sub-adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

For more information, please see “Principal Investment Strategies and Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average returns compare over time with those of a broad measure of market performance. Although Class A and Class C shares would have similar annual returns to Institutional shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares will be lower than Institutional shares because Class A and Class C shares have higher expenses than Institutional shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its investment strategy effective May 1, 2016. Performance information for the period prior to May 1, 2016 does not reflect the current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 23.66% (quarter ended June 30, 2009), and the lowest return for the quarter was (17.31)% (quarter ended March 31, 2009). The Fund’s Institutional shares year-to-date return for the period ended March 31, 2017 was 0.74%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for the quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Rational Dividend Capture Fund | Standard & Poor's 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%
Rational Dividend Capture Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,677
Annual Return 2007	rr_AnnualReturn2007	(6.91%)
Annual Return 2008	rr_AnnualReturn2008	(29.26%)
Annual Return 2009	rr_AnnualReturn2009	25.24%
Annual Return 2010	rr_AnnualReturn2010	13.99%
Annual Return 2011	rr_AnnualReturn2011	6.03%
Annual Return 2012	rr_AnnualReturn2012	10.87%
Annual Return 2013	rr_AnnualReturn2013	21.14%
Annual Return 2014	rr_AnnualReturn2014	9.59%
Annual Return 2015	rr_AnnualReturn2015	(3.25%)
Annual Return 2016	rr_AnnualReturn2016	6.15%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	8.62%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Rational Dividend Capture Fund | Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Rational Dividend Capture Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	2.41%
Rational Dividend Capture Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	597
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,334
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with 4.75% sales charge)
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	7.31%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Rational Dividend Capture Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,481
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	642
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,481
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
Rational Risk Managed Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL RISK MANAGED EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 75 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 361% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	361.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes in equity securities of issuers and currencies that are organized, have a majority of their assets, or generate the majority of their operating income in emerging markets. The Sub-Advisor defines emerging market countries and those countries within the MSCI Emerging Markets Index. The Fund may invest up to 20% of its total assets in the securities of issuers located in frontier markets. The Sub-Adviser generally considers “Frontier Markets” to be underdeveloped countries with relatively low per capita income that are experiencing, or may experience, rapid growth and industrialization with established markets, economies or industries that the Adviser deems suitable for investment. While the Sub-Adviser determines what countries are Frontier Markets for the Fund and may deem other countries to be Frontier Markets, the Sub-Adviser generally considers countries that are a sub-set of those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations or the countries’ authorities, or countries with a stock market capitalization of less than 5% of the MSCI World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America and Africa.

The Cambridge Strategy (Asset Management) Limited, the sub-advisor of the Fund (“Sub-Adviser”), believes that investment opportunities are driven by key macroeconomic factors which play a dominant role in earnings potential, investor sentiment and in setting stock price multiples. Hence their investment process places a heavy emphasis on the evaluation of the global macroeconomic framework.

The Sub-Advisor seeks to identify the key macroeconomic and secular themes that it believes are changing and that will impact markets going forward. The determination of consensus views is an important ingredient of its assessments. The Sub-Advisor particularly seeks themes that it believes are misunderstood or ripe for change in ways not anticipated by others. The Sub-Advisor’s evaluation of the themes includes an assessment of the evolution of the economic and risk framework in the world’s developed markets with an emphasis on how this framework will influence the emerging markets. Regional, country and sector themes in the emerging markets are then systematically reviewed in this broader framework.

As part as part of its emerging markets equity strategy, the Fund’s Sub-Advisor utilizes a currency overlay program designed to neutralize currency risk, which can be a significant drag on portfolio returns if unhedged. The currency overlayprogram uses a combination of model-based technical signals in order to hedge currency risk in the Fund’s portfolio on a country and aggregate basis.Instruments used in this currency overlay program are spot, forward and futures contracts. The process is systematic, except that at times of exceptional or projected market stress, the Fund’s portfolio management team may at its discretion override the model.

The Fund may also invest in exchange traded funds (“ETFs”) to gain exposure to emerging markets as an alternative to investing directly in equity securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes in equity securities of issuers and currencies that are organized, have a majority of their assets, or generate the majority of their operating income in emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Emerging and Frontier Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging and frontier market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging and frontier market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment/Currency Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Forward and Futures Contract Risk. The successful use of forward and futures contracts will depend upon the Sub-adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Sub-adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks or fail to meet its investment objective.

Manager Risk. The portfolio manager’s judgment about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired result.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

For more information, please see “Principal Investment Strategies and Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class A and Class C shares would have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be lower than Institutional shares because Class A and Class C shares have higher expenses than Institutional shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance for Class C Shares will be included in the Average Annual Total Returns Table after the share class has been in operation for one complete calendar year. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its strategy effective May 1, 2016. Performance information for periods prior to May 1, 2016 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Huntington Global Select Markets Fund to Rational Risk Managed Emerging Markets Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for Class C Shares will be included in the Average Annual Total Returns Table after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 16.86% (quarter ended September 30, 2010), and the lowest return for a quarter was (21.81)% (quarter ended September 30, 2011). The Fund’s Institutional shares year-to-date return for the period ended March 31, 2017 was 9.27%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Rational Risk Managed Emerging Markets Fund | Morgan Stanley Capital International Emerging Markets Index (MSCI-EM) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Rational Risk Managed Emerging Markets Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	792
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,478
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,310
Annual Return 2010	rr_AnnualReturn2010	15.85%
Annual Return 2011	rr_AnnualReturn2011	(16.67%)
Annual Return 2012	rr_AnnualReturn2012	10.82%
Annual Return 2013	rr_AnnualReturn2013	6.08%
Annual Return 2014	rr_AnnualReturn2014	1.31%
Annual Return 2015	rr_AnnualReturn2015	(0.60%)
Annual Return 2016	rr_AnnualReturn2016	(3.66%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Rational Risk Managed Emerging Markets Fund | Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Rational Risk Managed Emerging Markets Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Rational Risk Managed Emerging Markets Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,849
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with 4.75% sales charge)
1 Year	rr_AverageAnnualReturnYear01	(8.40%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
Rational Risk Managed Emerging Markets Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.85%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.88%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[6],[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,004
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,037
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,861
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,004
Rational Real Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL REAL STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return consisting of capital appreciation and income
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 75 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	246.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally pursues its objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following types of securities:

• Real estate investment trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

• Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities (such as exchange traded funds (“ETFs”) and exchange traded notes (“ETN”)) and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities;

• Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1)invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2)conduct real estate-related or commodities-related businesses; and

• Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations, that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1)acquiring, developing, managing or financing real estate or (2)providing goods, equipment or services to companies engaged in such businesses. An issuer is “commodities-related” if it engages primarily in the business of (1)growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2)finding, extracting, transporting, refining, manufacturing or selling minerals, (3)generating, transporting or selling electricity, or (4)providing goods, equipment or services to companies engaged in any of the foregoing businesses.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

Consistent with its objective, the Fund may invest in options, futures and other derivative contracts. To lower volatility, the Fund may write call options and put options on individual stocks. An option grants to a holder the right, but not the obligation, to buy or sell an asset, including securities, at a specified price on or before a specified date. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Agriculture Risk. Investments in agriculture-related companies are subject to the same risks as investments in agricultural commodities, such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

Class/Sector/ Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, it is subject to increased risk. Performance will generally depend on the performance of the class, or sector, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Commodities-Related Investment Risk. Neither the Advisor nor the Fund anticipate being subject to registration or regulation by the Commodities Futures Trading Commission (“CFTC”) as a commodity pool, commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the Commodity Exchange Act (“CEA”) as a result of the Fund’s commodities-related investments. However, should the Advisor or the Fund be deemed to fall under these categories, then the Advisor would be subject to registration and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation as a commodity pool under the CEA. A Fund may incur additional expenses as a result of the registration and regulation obligations and certain investments may be limited or restricted.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Derivative Contracts Risk. A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts may also involve other risks described in the prospectus or SAI, such as market, interest rate, credit, currency, liquidity and leverage risks. There is a credit risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. The use of leverage may exaggerate changes in the Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.

Energy Risk. Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds, ETFs and ETNs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Inflation-Protected Securities (“IPS”) Risk. While IPS adjust positively in response to inflation, their value may under certain circumstances decline or underperform relative to other fixed-income securities. In addition, the tax and other characteristics of IPS held by the Fund could require the Fund to liquidate other portfolio securities at disadvantageous times in order to pay taxes, and could cause fluctuations in the Fund’s income distributions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Management Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks or fail to meet its investment objective.

Manager Risk. The portfolio manager’s judgment about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired result.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

MLP and MLP-Related Securities Risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets.REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they maybe more volatile than other securities.

For more information, please see “Principal Investment Strategies and Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class A and Class C shares would have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be lower than Institutional shares because Class A and Class C shares have higher expenses than Institutional shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance for Class C Shares will be included in the Average Annual Total Return Table after the shares class has been in operation for one complete calendar year. Updated performance information is available at no cost by calling 1-800-253-0412.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for Class C Shares will be included in the Average Annual Total Return Table after the shares class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 19.04% (quarter ended September 30, 2010), and the lowest return for a quarter was (35.61)% (quarter ended December 31, 2008). The Fund’s Institutional shares year-to-date return for the period ended March 31, 2017 was (11.00)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Rational Real Strategies Fund | Standard & Poor's Goldman Sachs Commodity Index (S&P GSCI) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	(13.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.75%)
Rational Real Strategies Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[9]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,864
Annual Return 2008	rr_AnnualReturn2008	(53.87%)
Annual Return 2009	rr_AnnualReturn2009	32.33%
Annual Return 2010	rr_AnnualReturn2010	25.09%
Annual Return 2011	rr_AnnualReturn2011	(9.64%)
Annual Return 2012	rr_AnnualReturn2012	5.20%
Annual Return 2013	rr_AnnualReturn2013	9.49%
Annual Return 2014	rr_AnnualReturn2014	(15.03%)
Annual Return 2015	rr_AnnualReturn2015	(16.05%)
Annual Return 2016	rr_AnnualReturn2016	7.82%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Rational Real Strategies Fund | Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.11%)
Rational Real Strategies Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	(2.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Rational Real Strategies Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	600
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,435
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with 4.75% sales charge)
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	(3.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Rational Real Strategies Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.61%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.40%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[8],[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,594
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	918
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,653
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,594
Rational Defensive Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL DEFENSIVE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 75 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally pursues its investment objective by investing primarily in equity securities, including common stocks and preferred stocks, of companies in defensive growth sectors.

The Fund generally expects to be invested primarily in U.S. companies with market capitalizations between $250 million and $10 billion although it may invest without limit in companies of any market capitalization. In managing the Fund’s portfolio the Advisor utilizes a quantitative screening process that first identifies defensive growth sectors and then identifies the most robust companies in those sectors. Defensive growth sectors include groups of related businesses that exhibit or have the potential to exhibit better risk adjusted returns than the equity market indexes. Robust equities include common stocks that performed well during previous periods of market turmoil. Positions are sold when they no longer rank favorably or when they no longer provide the targeted risk adjusted returns.

Consistent with its objectives, the Fund may invest in options on equity securities that meet the quantitative screening criteria. An option grants the holder the right, but not the obligation, to buy or sell an asset, including securities, at a specified price on or before a specified date.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Derivative Contracts. A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts may also involve other risks described in the prospectus or SAI, such as market, interest rate, credit, liquidity and leverage risks. There is a credit risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. The use of leverage may exaggerate changes in the Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Management Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks or fail to meet its investment objective.

Manager Risk. The portfolio manager’s judgment about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired result.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stocks. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payment. Issuers of securities may redeem their securities prior to maturity at a price below their current market value.

Sector/Focused Investment Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector or focuses its Fund investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.

For more information, please see “Principal Investment Strategies and Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class A and Class C shares would have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be lower than Institutional shares because Class A and Class C shares have higher expenses than Institutional shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its strategy effective May 1, 2016. Performance information for periods prior to May 1, 2016 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Huntington Situs Fund to Rational Defensive Growth Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 22.55% (quarter ended June 30, 2009), and the lowest return for a quarter was (26.23)% (quarter ended December 31, 2008). The Fund’s Institutional shares year-to-date return for the period ended March 31, 2017 was 0.00%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Rational Defensive Growth Fund | Standard & Poor's 400 Total Return Index (S&P 400) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.74%
5 Years	rr_AverageAnnualReturnYear05	15.33%
10 Years	rr_AverageAnnualReturnYear10	9.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Rational Defensive Growth Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSUTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,010
Annual Return 2007	rr_AnnualReturn2007	9.95%
Annual Return 2008	rr_AnnualReturn2008	(39.25%)
Annual Return 2009	rr_AnnualReturn2009	36.86%
Annual Return 2010	rr_AnnualReturn2010	26.71%
Annual Return 2011	rr_AnnualReturn2011	(3.36%)
Annual Return 2012	rr_AnnualReturn2012	24.11%
Annual Return 2013	rr_AnnualReturn2013	28.38%
Annual Return 2014	rr_AnnualReturn2014	(1.41%)
Annual Return 2015	rr_AnnualReturn2015	(7.82%)
Annual Return 2016	rr_AnnualReturn2016	7.21%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	9.20%
10 Years	rr_AverageAnnualReturnYear10	5.68%
Rational Defensive Growth Fund | Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Rational Defensive Growth Fund | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	7.21%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Rational Defensive Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSUAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	596
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,644
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with 4.75% sales charge)
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	7.84%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Rational Defensive Growth Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSUCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,789
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,789
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
Rational Strategic Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL STRATEGIC ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek current income and moderate appreciation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 75 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a combination of underlying mutual funds and exchange traded funds (“ETFs”) which are managed by the Advisor and its affiliates, as well as unaffiliated mutual funds and ETFs (the “Underlying Funds”) The Fund expects that a majority of the Underlying Funds will be funds managed by the Advisor or its affiliates. The Fund targets a balanced allocation to equity and fixed income securities, as well as other asset classes with lower correlation to the equity and fixed income markets, such as utilities, real estate, commodities, healthcare technology and currencies, with the primary goal of reducing volatility. The Fund may invest in Underlying Funds without any constraints as to the market capitalization, duration, credit quality, country of domicile or type of securities or investments held by the Underlying Funds. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Advisor selects Underlying Funds based on a fundamental research process. The research process includes a top-down analysis of market conditions and investment category historical performance during various market conditions. It also includes a bottom-up analysis of each potential Underlying Fund for investment, including investment allocations; investment valuations and characteristics; positioning; historical performance during various market conditions; and the Fund’s portfolio manager’s outlook. The Advisor will tactically reallocate among Underlying Funds as often as needed to react to changing market conditions or to take advantage of opportunities.

The Underlying Funds as a group hold a wide range of securities and investments. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities, real estate, commodity, healthcare and technology stocks. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may hold, without limit, debt securities of any credit quality including below investment grade debt securities (also known as “junk” bonds) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and asset backed, mortgage-backed, government-issued, domestic and international securities. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and certain Underlying Funds, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all of their assets in a single asset class.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Commodities-Related Investment Risk. Neither the Advisor nor the Fund anticipate being subject to registration or regulation by the Commodities Futures Trading Commission (“CFTC”) as a commodity pool, commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the Commodity Exchange Act (“CEA”) as a result of the Fund’s commodities-related investments. However, should the Advisor or the Fund be deemed to fall under these categories, then the Advisor would be subject to registration and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation as a commodity pool under the CEA. A Fund may incur additional expenses as a result of the registration and regulation obligations and certain investments may be limited or restricted.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Derivative Contracts. A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts may also involve other risks described in the prospectus or SAI, such as market, interest rate, credit, currency, liquidity and leverage risks. There is a credit risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. The use of leverage may exaggerate changes in the Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Energy Risk. Investments in energy related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions.

Exchange-Traded Funds (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than prices of shorter-term securities.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Investment/Currency Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks or fail to meet its investment objective.

Manager Risk. The portfolio manager’s judgment about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired result.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs (“collateralized mortgage obligations”), entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed-income securities.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

For more information, please see “Principal Investment Strategies and Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C shares and Institutional shares would have similar annual returns to Class A Shares because the classes are invested in the same portfolio of securities, the returns for Institutional Class and Class C shares would be different from Class A shares because Class C shares and Institutional Shares have different expenses than Class A shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance for Class C Shares and Institutional Shares will be included in the Average Annual Total Returns Table after the share classes have been in operation for one complete calendar year. Updated performance information is available at no cost by calling 1-800-253-0412.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for Class C Shares and Institutional Shares will be included in the Average Annual Total Returns Table after the share classes have been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 8.13% (quarter ended September 30, 2010), and the lowest return for a quarter was (9.68)% (quarter ended September 30, 2011). The Fund’s Institutional shares year-to-date return for the period ended March 31, 2017 was 2.92%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Rational Strategic Allocation Fund | Standard & Poor's 500 Total Return Index (S&P 500) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%
Rational Strategic Allocation Fund | Strategic Allocation Indices Blend (BAIB) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.41%
5 Years	rr_AverageAnnualReturnYear05	9.78%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Rational Strategic Allocation Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RHSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[8],[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,279
Rational Strategic Allocation Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HBAFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,090
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,893
Annual Return 2010	rr_AnnualReturn2010	9.14%
Annual Return 2011	rr_AnnualReturn2011	(0.18%)
Annual Return 2012	rr_AnnualReturn2012	7.79%
Annual Return 2013	rr_AnnualReturn2013	13.14%
Annual Return 2014	rr_AnnualReturn2014	2.05%
Annual Return 2015	rr_AnnualReturn2015	(1.87%)
Annual Return 2016	rr_AnnualReturn2016	8.16%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009
Rational Strategic Allocation Fund | Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Rational Strategic Allocation Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Rational Strategic Allocation Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RHSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.75%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[8],[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,055
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	820
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,424
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,055
Rational Dynamic Momentum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL DYNAMIC MOMENTUM FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is capital appreciation uncorrelated to global equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 75 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has limited operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. This Example reflects the impact of the fee waiver shown above during the period of the Expense Reimbursement Agreement. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in long and short positions on futures contracts, forward contracts and options on futures contracts. The Fund’s assets will be allocated among various asset classes by investing in equity futures (index futures, single stock futures), futures and swaps on U.S. government securities, commodity futures and swaps and currency futures/forwards (U.S. and non-U.S. currencies), either by investing directly in those instruments or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. The Fund may also buy put and call options on futures. Investments may be made in domestic and foreign markets, including emerging markets. Investment in these instruments may be made by the Fund directly or indirectly by investing through its Subsidiary (as described below).

The Fund will also hold a large portion of its assets in cash and cash equivalents, including affiliated and unaffiliated money market funds, and other high-quality short-term fixed income securities such as U.S. Treasury securities, some or all of which will serve as margin or collateral for the Fund’s investments.

The Fund may also invest in equity securities (including common and preferred stock) of companies traded on a U.S. exchange, including American Depositary Receipts (“ADRs”), as well as exchange traded funds and exchange traded notes. The Fund will invest in companies regardless of market capitalization.

Investments for the Fund are selected based on proprietary quantitative models that seek to identify price trends in equity, fixed income, currency and commodity instruments. Once a positive or negative trend is identified, the Fund will take a long or short position, respectively, in the given instrument. Generally, the Fund will have exposure in long and short positions across all four major asset classes, but at any one instance, the Fund’s exposure may accentuate one or more of the asset classes or a limited number of positions within an asset class.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies.

The Fund’s sub-advisor may engage in frequent trading of the Fund’s portfolio in pursuing its strategy for the Fund.

Investments in Subsidiary – The Advisor executes a portion of the Fund’s strategy by allocating up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in futures contracts, forward contracts and options on futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Subsidiary is RDMF Fund Limited, a Cayman Islands company. The Subsidiary is advised by the Fund’s sub-advisor.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Affiliated Investment Company Risk. The Fund invests in affiliated money market funds (the “Affiliated Advised Funds”), unaffiliated money market funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The affiliate of the Advisor will receive revenue to the extent the Advisor selects an Affiliated Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Affiliated Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Affiliated Advised Funds.

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodities Risk. Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit and Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Derivatives Risk. The Fund will primarily invest in derivatives, such as options, futures and forward contracts, to seek exposure to certain asset classes and enhance returns. To a lesser extent, the Fund may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Fund’s exposure to market risk, credit and counterparty risk and other risks, as well as increase transaction costs. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Fund may not realize the anticipated benefits from a derivative it holds or it may realize losses. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund. Compliance with new regulatory requirement could increase the Fund’s expenses.

• Futures Risk: The successful use of forward and futures contracts will depend upon the Sub-Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii)losses caused by unanticipated market movements, which are potentially unlimited; (iv)the Sub-Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi)if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

• Options Risk: The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing the entire premium invested in the put option.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. For example, emerging markets may experience significant declines in value due to political and currency volatility. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities

Equity Securities Risk. Equity securities include common stock. Common stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Exchange-Traded Fund (ETF) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Exchange-Traded Note (ETN) Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk. In addition, ETNs are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund. ETNs constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected. Both prepayment and extension risks may impact the Fund’s profits and/or require it to pay higher yields than were expected.

Foreign Investment/ADR/Currency Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Exchanged rates for currencies fluctuate daily. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Currency exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.

To the extent the Fund invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Fund to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Fund the amount owned under the certificates.

Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. The combination of currency risk and market risk tends to make the value of securities traded in foreign markets more volatile than securities traded exclusively in the United States.

A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Government Security Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Such securities have interest rate risk, however, which is the risk that government security prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Securities with longer maturities tend to be more sensitive to interest rates than securities with shorter maturities.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leveraging Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the Fund to losses in excess of the amounts invested or borrowed.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. Due to the Fund’s small asset size, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset size. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at a loss. In addition, the Sub-Advisor has limited experience managing a mutual fund.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. This is the risk that investment strategies employed by the Sub-Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. There is also the risk that investment strategies and models employed by the Sub-Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Medium (Mid) and Small Capitalization Stock Risk. To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may experience higher failure rates than larger companies. Small and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

Non-Diversification Risk. To the extent that the Fund holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Fund, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Losses due to short sales are potentially unlimited. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Sub-Advisor’s ability to accurately anticipate the future value of a security or instrument.

Tax Risk. Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions and forward contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund. By investing in commodities indirectly through the Subsidiary, the Fund intends to obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. The Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Internal Revenue Code of 1986, as amended (the “Code”) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. If the Subsidiary were to fail to make sufficient dividend distributions to the Fund, all or a portion of the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

Underlying Fund Risk. Other investment companies including mutual funds and ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.

Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Fund’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund, such as by reducing the Fund’s investment returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent that the Fund holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Fund, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average returns compare over time with those of a broad measure of market performance. Although Class A and Class C shares would have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be lower than Institutional shares because Class A shares and Class C shares have different expenses than Institutional shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance for Class A and Class C shares will be included in the Average Annual Total Return table after the share classes have been operation for one complete calendar year. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund acquired all of the assets and liabilities of Chesapeake Fund, LLC (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund are to be exchanged for Class I shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s investment objectives, policies and guidelines are, in all mutual respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The financial statements for the Predecessor Fund can be found in the Fund’s Statement of Additional Information. The performance information set forth below includes the historical performance of the Predecessor Fund shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for Class A and Class C shares will be included in the Average Annual Total Return table after the share classes have been operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 18.82% (quarter ended December 31, 2013), and the lowest return for a quarter was (21.11%) (quarter ended September 30, 2008). The Fund’s Institutional shares year-to-date return for the period ended March 31, 2017 was (0.04)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Rational Dynamic Momentum Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Rational Dynamic Momentum Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.33%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	0.80%
Rational Dynamic Momentum Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%	[3],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[13],[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 915
Annual Return 2007	rr_AnnualReturn2007	4.34%
Annual Return 2008	rr_AnnualReturn2008	12.21%
Annual Return 2009	rr_AnnualReturn2009	(0.27%)
Annual Return 2010	rr_AnnualReturn2010	10.59%
Annual Return 2011	rr_AnnualReturn2011	(6.32%)
Annual Return 2012	rr_AnnualReturn2012	(15.82%)
Annual Return 2013	rr_AnnualReturn2013	25.39%
Annual Return 2014	rr_AnnualReturn2014	13.77%
Annual Return 2015	rr_AnnualReturn2015	1.97%
Annual Return 2016	rr_AnnualReturn2016	(2.68%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[15]
1 Year	rr_AverageAnnualReturnYear01	(2.68%)	[15]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[15]
10 Years	rr_AverageAnnualReturnYear10	3.73%	[15]
Rational Dynamic Momentum Fund | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.68%)	[15]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[15]
10 Years	rr_AverageAnnualReturnYear10	3.73%	[15]
Rational Dynamic Momentum Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.52%)	[15]
5 Years	rr_AverageAnnualReturnYear05	2.76%	[15]
10 Years	rr_AverageAnnualReturnYear10	2.94%	[15]
Rational Dynamic Momentum Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%	[3],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.64%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[13],[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	797
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,507
Rational Dynamic Momentum Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%	[3],[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.14%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[13],[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 410
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,157
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	310
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,157
Rational Iron Horse Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL IRON HORSE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return with less volatility than equity markets in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 75 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 65.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period April 1, 2015 through March 31, 2016 the Predecessor Fund’s (defined below) portfolio turnover rate was 279% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	279.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s sub-advisor seeks to achieve the Fund’s investment objective by investing primarily in:

• dividend-paying common stocks, and

• by writing call options on common stocks and common stock indices.

The sub-advisor selects common stocks of domestic and foreign issuers with market capitalizations of at least $2 billion that are traded on a U.S. stock exchange. The sub-advisor combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The sub-advisor’s fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography. The sub-advisor uses historical price ranges and returns to determine exit points. The sub-advisor uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk. The sub-advisor’s tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis. The sub-advisor’s value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level. The sub-advisor’s risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence. Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses. As a result of using risk management techniques that manage the volatility level of the Fund’s return, the sub-advisor expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general. Volatility is a measure of fluctuations in a fund’s performance up or down.

The sub-advisor selects stocks that it believes will produce income from dividends and produce capital appreciation. Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received. The sub-advisor selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the sub-advisor’s fundamental process. The option is “covered” because the Fund owns the stock at the time it sells the option.

The sub-advisor buys stocks and writes call options using the strategies described above. It sells stocks when a price target is reached, fundamentals have deteriorated, or to adjust the Fund’s asset allocation and risk profile. It covers (buys back) call options to adjust the Fund’s risk profile.

The sub-advisor may engage in frequent trading of the Fund’s portfolio in pursuing its strategy for the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Foreign Investment Risk. Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

Leveraging Risk. The use of leverage embedded in written options will limit the Fund’s gains because the Fund may lose more than the option premium received.

Management Risk. The sub-advisor’s reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.

Managed Volatility Risk. Techniques used by the adviser to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the adviser’s ability to correctly analyze and implement, in a timely manner, the volatility management techniques.

Market Risk. Overall stock market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Small and Medium Capitalization Stock Risk. The value of smaller and medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Volatility Risk. If the Fund’s risk management techniques fail to control the Fund’s volatility as expected, the Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short term changes up or down.

Written Call Option Risk. Selling covered call or stock index options will limit the Fund’s gain, if any, on its underlying securities. Losses on stock index options may only be partially offset by gains in the Fund’s portfolio if the portfolio does not track the call-related stock index. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Class C and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Performance information for Class C shares will be included after the share class has been in operation for one complete calendar year. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of Iron Horse Fund, a series of Northern Lights Funds Trust, (the “Predecessor Fund”) in a tax-free reorganization on April 7, 2017. In connection with this acquisition, shares of the Predecessor Fund’s Class A shares and Class I shares are to be exchanged for Class A shares and Institutional Class shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Performance for Class C shares will be included in the Average Annual Total Return table after the share class has been in operation for one complete calendar year. Updated performance information will be available at no cost by calling 800-253-0412.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for Class C shares will be included in the Average Annual Total Return table after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 6.64% (quarter ended March 31, 2013), and the lowest return for a quarter was (2.24)% (quarter ended September 30, 2015). The Predecessor Fund’s year-to-date return for the period ended March 31, 2017 was 2.98%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Fund’s primary benchmark was changed from the CBOE S&P 500 Buy Write Index ("CBOE Index") to the S&P 500 Total Return Index ("S&P 500") as it was determined that the S&P 500 is the appropriate broad based securities market index to compare the Fund’s performance because the S&P 500 is a broader market equity index. The Fund will continue to compare its performance to the CBOE Index as a secondary benchmark.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s primary benchmark was changed from the CBOE S&P 500 Buy Write Index (“CBOE Index”) to the S&P 500 Total Return Index (“S&P 500”) as it was determined that the S&P 500 is the appropriate broad based securities market index to compare the Fund’s performance because the S&P 500 is a broader market equity index. The Fund will continue to compare its performance to the CBOE Index as a secondary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Rational Iron Horse Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Rational Iron Horse Fund | CBOE S&P 500 Buy Write Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.07%
5 Years	rr_AverageAnnualReturnYear05	7.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Rational Iron Horse Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,255
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2011
Rational Iron Horse Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,945
Annual Return 2012	rr_AnnualReturn2012	7.00%
Annual Return 2013	rr_AnnualReturn2013	15.74%
Annual Return 2014	rr_AnnualReturn2014	6.20%
Annual Return 2015	rr_AnnualReturn2015	(0.81%)
Annual Return 2016	rr_AnnualReturn2016	3.51%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2011
Rational Iron Horse Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Rational Iron Horse Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Rational Iron Horse Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	373
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	838
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,032

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25%, and 1.75% of the Institutional Shares, Class A Shares, and Class C Shares, daily net assets, respectively, through April 30, 2018. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after the fees were waived or reimbursed, if the recapture can be achieved within the lesser of the expense limits in effect at the time of waiver and the expense limits in effect at the time of recapture.
[3]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
[4]	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[6]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor"), has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25%, 1.50% and 2.25% of the Institutional Shares, Class A Shares, and Class C Shares daily net assets, respectively, through April 30, 2018. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after the fees were waived or reimbursed, if the recapture can be achieved within the lesser of.
[7]	In the case of investments of $1 million or more (where you do not pay an initial sales charge), a Maximum Deferred Sales Charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
[8]	Restated to reflect expenses for the current fiscal year.
[9]	In the case of investments of $1 million or more (where you do not pay an initial sales charge), a Maximum Deferred Sales Charge of 1.00% if the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
[10]	The Fund's investment adviser, Rational Advisors, Inc. has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 2.00% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2018. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after the fees were waived or reimbursed, if the recapture can be achieved within the lesser of the expense limits in effect at the time of such reimbursement and the expense limits in place at the time of the recapture.
[11]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and, Class C Shares daily net assets, respectively, through April 30, 2018. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after the fees were waived or reimbursed, if the recapture can be achieved within the lesser of the expense limits in effect at the time of such reimbursement and the expense limits in place at the time of the recapture.
[12]	Rational Advisors, Inc. has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.45%, 0.70% and 1.45% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively through April 30, 2018. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after the fees were waived or reimbursed, if the recapture can be achieved within the lesser of the limits in effect at the time of such reimbursement and the expense limits in place at the time of the recapture.
[13]	Estimated for the current fiscal year.
[14]	The Fund's investment advisor, Rational Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.99%, 2.24%, 2.99%, of the Institutional Share, Class A Shares, and Class C Shares daily net assets, respectively, through April 30, 2018. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after such waiver or reimbursement occurred. Any recapture is limited to the lesser of (1) the expense cap in effect at the time of waiver and (2) the expense cap in effect at the time of recapture.
[15]	Includes the effect of performance fees paid by the investors of the predecessor limited liability company.